Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

EPR Properties
Schedule II - Valuation and Qualifying Accounts
December 31, 2015

Description	Balance at December 31, 2014	Additions During 2015	Deductions During 2015	Balance at December 31, 2015
Reserve for Doubtful Accounts	$1,554,000	$1,829,000	$(173,000)	$3,210,000
Allowance for Loan Losses	3,777,000	—	(3,777,000)	—
See accompanying report of independent registered public accounting firm.

EPR Properties
Schedule II - Valuation and Qualifying Accounts
December 31, 2014

Description	Balance at December 31, 2013	Additions During 2014	Deductions During 2014	Balance at December 31, 2014
Reserve for Doubtful Accounts	$2,989,000	$1,417,000	$(2,852,000)	$1,554,000
Allowance for Loan Losses	—	3,777,000	—	3,777,000
See accompanying report of independent registered public accounting firm.

EPR Properties
Schedule II - Valuation and Qualifying Accounts
December 31, 2013

Description	Balance at December 31, 2012	Additions During 2013	Deductions During 2013	Balance at December 31, 2013
Reserve for Doubtful Accounts	$3,852,000	$1,949,000	$(2,812,000)	$2,989,000
Allowance for Loan Losses	123,000	—	(123,000)	—
See accompanying report of independent registered public accounting firm.